Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue [abstract]
Collaboration agreements	$ 16,572	$ 7,815	$ 26,869	$ 12,249
Licenses	123	209	417	297
Products & services	29	37	94	44
Total revenues	$ 16,725	$ 8,061	$ 27,380	$ 12,589